December 22, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

         Re: Rule 24f-2 Notice for Perritt MicroCap Opportunities Fund, Inc. File Number 33-16812

Gentlemen:

                  We are transmitting for filing pursuant to Rule 24f-2 under the Investment Company Act of 1940 a Rule 24f-2 Notice for Perritt MicroCap Opportunities Fund, Inc.

                                                  Sincerely,


                                                  Robert A. Laatz
                                                  Compliance Officer

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and Address of Issuer:  Perritt MicroCap Opportunities Fund, Inc.
                                      120 S. Riverside Plaza, #1745
                                      Chicago, IL  60606

2. Name of each series or class of securities for which this Form is filed: Perritt MicroCap Opportunities Fund.

3.       Investment Company Act File Number:0000820876
         Securities Act File Number:                          33-16812

4.(a)    Last day of fiscal year for which this Form is filed:         10/31
  (b)    Is this Form being filed late?     NO
  (c)    Is this the last time the issuer will be filing this form:    NO

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                              $ 7,767,821.37

         (ii)     Aggregate price of securities
                  redeemed or repurchased during
                  the fiscal year:                    $16,162,279.28

         (iii)    Aggregate price of securities
                  redeemed or repurchased  during
                  any prior  fiscal year ending no
                  earlier than October 11, 1995
                  that were not previously used to
                  reduce registration fees
                  payable to the Commission:                   $0.00

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                  $16,162,279.28

         (v)      Net Sales - if Item 5(i) is greater
                  than Item 5(iv) [subtract
                  Item 5(iv)from Item 5(i)]:                               $0.00


         (vi)     Redemption credits available for use
                  in future years - if Item less
                  than Item 5(iv) [subtract Item
                  5(iv) from Item 5(i)]:              $ 8,394,457.91

         (vii)    Multiplier for determining
                  registration fee:                             x       0.000278

         (viii)   Registration  fee due[multiply
                  Item  5(v)  by Item  5(vii)]
                  (enter "0" if no fee is due):                            $0.00


6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933, pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.00. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         0.00.

7.       Interest  due - if this Form is being filed more
         than 90 days after the end of the
         issuer's fiscal year:  NO                                         $0.00

8.       Total of the amount of the registration fee due
         plus any interest due [line 5(viii) plus line 7]:                 $0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: Not Applicable

         Method of Deliver:  Not Applicable
                           __  Wire Transfer
                           __  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By:      Robert Laatz, Secretary

Date:    December 22, 1998

                                              Sincerely,

                                              /s/ Robert A. Laatz

                                              Robert A. Laatz
                                              Compliance Officer